Note 14 - Segments - Revenue from External Customer (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 3,202,609	$ 6,897,199
Revenue Benchmark [Member] | Siemens [Member]
Percentage of total income	29.00%	53.00%
Revenue Benchmark [Member] | Other Segments [Member]
Percentage of total income	71.00%	45.00%
AUSTRALIA
Total revenue	$ 5,003,332	$ 3,677,486
UNITED STATES
Total revenue	179,195	1,437,998
GERMANY
Total revenue	2,547,820	4,785,384
SWITZERLAND
Total revenue	68,334	235,945
CANADA
Total revenue	501,948	296,183
Other Countries [Member]
Total revenue	144,891	155,451
Foreign Countries [Member]
Total revenue	3,442,188	6,910,961
All Countries [Member]
Total revenue	$ 8,445,520	$ 10,588,447